CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY/(DEFICIT) (USD $)	Total	Preferred Stock [Member]	Common Stock [Member]	Common Stock Subscribed [Member]	Treasury Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings (Accumulated) (Deficit) [Member]	Accumulated Other Comprehensive Loss [Member]
Balances at Jan. 01, 2012	$ 310,193	$ 6,000	$ 20,830			$ 270,545	$ 12,818
Balances (in Shares) at Jan. 01, 2012		6,000,000	20,829,678		0
Issuance of common stock for acquisition PVMI			4,000			(4,000)
Issuance of common stock for acquisition PVMI (in Shares)			4,000,000
Buyout of PVMI shareholders	(125,000)					(125,000)
Issuance of common stock, net of issuance costs	858,415		2,463			855,952
Issuance of common stock, net of issuance costs (in Shares)			2,463,366
Proceeds from common stock subscribed			74			153,176
Proceeds from common stock subscribed (in Shares)			74,100	(153,250)
Capital contributions, related parties	561,000					561,000
Unrealized loss from marketable securities	0
Net loss	(1,758,237)						(1,758,237)
Balances at Dec. 31, 2012	(153,629)	6,000	27,367	(153,250)		1,711,673	(1,745,419)
Balances (in Shares) at Dec. 31, 2012		6,000,000	27,367,144	(153,250)
Issuance of common stock, net of issuance costs	4,486,541		2,115			4,484,426
Issuance of common stock, net of issuance costs (in Shares)			2,115,100
Cancellation of preferred stock		(3,000)				3,000
Cancellation of preferred stock (in Shares)		(3,000,000)
Issuance of shares to settle accounts payable	119,553		44			119,509
Issuance of shares to settle accounts payable, shares			43,506
Proceeds from common stock subscribed				138,250		(138,250)
Issuance of warrants for acquisition of Vaporfection	1,166,000					1,166,000
Capital contributions, related parties	810,000					810,000
Unrealized loss from marketable securities	0
Net loss	(3,791,440)						(3,791,440)
Balances at Dec. 31, 2013	2,637,025	3,000	29,526			8,156,358	(5,536,859)
Balances (in Shares) at Dec. 31, 2013		3,000,000	29,525,750	(15,000)
Issuance of common stock, net of issuance costs	2,427,859		486			2,427,373
Issuance of common stock, net of issuance costs (in Shares)			485,830
Stock-based compensation	4,415,799		178			4,415,621
Stock-based compensation (in Shares)			178,125
Exercise of warrants			253			(253)
Exercise of warrants ( in shares)			252,812
Issuance of shares to settle accounts payable	316,065		54			316,011
Issuance of shares to settle accounts payable, shares			54,392
Proceeds from common stock subscribed	15,000			15,000
Treasury stock	(1,209,600)				(1,209,600)
Treasury stock (in Shares)					(60,000)
Unrealized loss from marketable securities	(108,388)							(108,388)
Net loss	(16,541,334)						(16,541,334)
Balances at Dec. 31, 2014	$ (8,047,574)	$ 3,000	$ 30,497		$ (1,209,600)	$ 15,315,110	$ (22,078,193)	$ (108,388)
Balances (in Shares) at Dec. 31, 2014		3,000,000	30,496,909		(60,000)